Parent Company Only, Statements of Condition (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets [Abstract]
Cash in subsidiary bank	$ 456,846	$ 503,709
Securities available for sale	573,823	501,463
Other assets	58,876	58,263
Total assets	5,221,322	4,958,913
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	27,830	32,902
Total liabilities	4,683,065	4,469,042
Shareholders' equity	538,257	489,871	$ 458,308	$ 432,686
Total liabilities and shareholders' equity	5,221,322	4,958,913
TrustCo Bank Corp NY [Member]
Assets [Abstract]
Cash in subsidiary bank	24,118	22,665
Investments in subsidiaries	521,802	474,838
Securities available for sale	35	35
Other assets	558	683
Total assets	546,513	498,221
Liabilities and shareholders' equity [Abstract]
Accrued expenses and other liabilities	8,256	8,350
Total liabilities	8,256	8,350
Shareholders' equity	538,257	489,871
Total liabilities and shareholders' equity	$ 546,513	$ 498,221